Changes in accounting policies and disclosures	12 Months Ended
Dec. 31, 2017
Changes in accounting policies and disclosures
Changes in accounting policies and disclosures

3Changes in accounting policies and disclosures

(a)Change of applicable standards beginning on January 1, 2017

The International Accounting Standards Board (IASB) has published amendments to IAS 7, which intends to improve information provided to users of financial statements about Company’s financing activities. To check the required information, please refer to notes 5.2.

There were no more changes in standards adopted for the first time on January 1, 2017 which impact the Company and its subsidiaries.

(b)New standards and interpretations not yet adopted

IFRS 9 - “Financial instruments: Recognition and measurement”

Main aspects introduced by the standard

In July 2014, the IASB issued the final version of IFRS 9 — “Financial Instruments” which replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project, which are classification and measurements, impairment, and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018.

Impacts of adoption

The Company assessed the changes introduced by the standard and concluded that its adoption will not bring significant impacts, mainly regarding the measurement of the financial instruments when compared to the principles of the IAS 39. The main impacts are related to the financial asset’s classification. Once IFRS 9 has changed the categories for classification of the financial assets, eliminating the categories held-to-maturity, loans and receivables and available for sale, the financial assets will be classified in one of the following categories: at amortized cost, at fair value through other comprehensive income or, at fair value through profit or loss. Furthermore, some aspects regarding the presentation and the disclosure of the financial instruments in the financial statements might be changed in order to reflect the new concepts introduced by the IFRS 9.

IFRS 9 requires the utilization of an expected credit loss model for its trade receivables measured at amortized cost, either on a 12-month or lifetime basis. The Company will apply the simplified approach and record lifetime expected losses on all trade receivables measured at amortized cost. The Company expects these changes will not have a significant impact in the consolidated financial statements.

The changes introduced by the standard will not have significant impacts on how the Company accounts for hedge accounting transactions in its financial statements.

IFRS 15 — “Revenue from contracts with customers”

Main impacts introduced by the standard

IFRS 15 issued in May 2014, and amended in April 2016, establishes a single comprehensive model based on a five-step approach to account for revenue from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

Impacts of adoption

The Company assessed the principles and changes introduced by the new standard and concluded that its adoption will not bring significant impacts on the timing and measurement for the revenue recognition from contracts with customers. Furthermore, some aspects regarding the presentation and the disclosure related to revenue recognition in the financial statements might be changed in order to reflect the new concepts introduced by IFRS 15.

IFRS 16 - “Leases”

Main impacts introduced by the standard

In January 2016, the IASB issued IFRS 16, which replaces IAS 17 — “Leases” and related interpretations. The IFRS 16 set forth that in all leases with a maturity of more than 12 months, with limited exceptions, the lessee must recognize the lease liability in the balance sheet at the present value of the payments, plus cost directly allocated and at the same time that it recognizes a right of use corresponding to the asset. During the term of the lease, the lease liability is adjusted to reflect interest and payment made and the right to use is amortized, similar to the financial lease settled up in accordance with IAS 17.

The standard is effective for accounting periods beginning on or after January 1, 2019 with early adoption permitted if IFRS 15 “Revenue from Contracts with Customers” has been adopted.

Impacts of adoption

The Company’s assessment of the impact of adoption of the standard is in progress. The assessment is being carried-out in order to identify the impacts mainly related to leases of offices, machinery and equipment, as well as other contracts that may be impacted by the standard.

There are no other IFRSs or IFRIC interpretations that are not yet effective that would be expected to have a material impact on the Company’s consolidated financial statements.